Convertible Notes (Details Narrative) (10-K)																																																						3 Months Ended		12 Months Ended
	May 23, 2019 USD ($) $ / shares	Dec. 24, 2018 USD ($) Integer	Nov. 30, 2018 USD ($)	Nov. 30, 2018 USD ($) Integer	Nov. 07, 2018 USD ($)	Oct. 02, 2018 USD ($) Integer	Sep. 12, 2018 USD ($)	Sep. 06, 2018 USD ($)	Aug. 29, 2018 USD ($)	Aug. 29, 2018 USD ($) Integer	Aug. 28, 2018 USD ($) Integer $ / shares	Jul. 24, 2018 USD ($) Integer	Jul. 19, 2018 USD ($)	Jul. 16, 2018 USD ($)	Jul. 13, 2018 USD ($) Integer	Jun. 30, 2018 USD ($) $ / shares	Jun. 29, 2018 USD ($)	Jun. 26, 2018 USD ($) Integer	Jun. 14, 2018 USD ($)	May 31, 2018 USD ($)	May 18, 2018 USD ($)	May 15, 2018 USD ($) Integer $ / shares	Apr. 13, 2018 USD ($) Integer	Mar. 23, 2018 USD ($) Integer	Mar. 12, 2018 USD ($)	Mar. 05, 2018 USD ($) Integer $ / shares	Feb. 27, 2018 USD ($)	Jan. 29, 2018 USD ($)	Jan. 25, 2018 USD ($)	Jan. 22, 2018 USD ($) Integer $ / shares	Jan. 02, 2018 USD ($) $ / shares shares	Dec. 29, 2017 USD ($)	Dec. 29, 2017 USD ($) Integer	Dec. 06, 2017 USD ($)	Nov. 03, 2017 USD ($) Integer $ / shares	Sep. 21, 2017 USD ($) Integer	Sep. 14, 2017 USD ($)	Aug. 10, 2017 USD ($) Integer	Aug. 09, 2017 USD ($) Integer	Jul. 24, 2017 USD ($)	Jul. 05, 2017 USD ($)	Jun. 03, 2017 USD ($)	May 26, 2017 USD ($)	May 04, 2017 USD ($)	Apr. 11, 2017 USD ($)	Mar. 02, 2017 USD ($) Integer	Feb. 16, 2017 USD ($) Integer $ / shares	Jan. 27, 2017 USD ($) Integer	Dec. 21, 2016 USD ($)	Dec. 12, 2016 USD ($) Integer	Nov. 18, 2016 USD ($) Integer $ / shares	Sep. 13, 2016 USD ($)	Oct. 28, 2015 USD ($) $ / shares shares	Sep. 30, 2019 USD ($) $ / shares	Sep. 30, 2018 USD ($)	Jun. 30, 2019 USD ($) $ / shares	Jun. 30, 2018 USD ($) $ / shares	Jul. 24, 2019 $ / shares	Jul. 02, 2019 $ / shares	Jun. 24, 2019 $ / shares	Feb. 25, 2019 USD ($)	Oct. 03, 2018 USD ($)	Jun. 30, 2017 USD ($)	Dec. 02, 2016 USD ($) shares
Derivative liability of convertible debenture																$ 371,532																																						$ 254,308		$ 698,264	$ 371,532						$ 881,172
Gain (loss) on extinguishment of debt, net																																																							$ 1,185,871	1,204,242	251,392
Long-term debt																3,096,935																																						$ 1,913,465		$ 1,076,785	3,096,935
Common stock trading volume, percent																																																						4.99%		4.99%
Debt premium amount																$ 1,731,167																																						$ 1,078,743		$ 613,003	$ 1,731,167
Common stock, par value | $ / shares																$ 0.001																																						$ 0.001		$ 0.001	$ 0.001	$ 0.001		$ 0.001
Additional paid in capital																$ 38,214,213																																						$ 46,400,877		$ 45,713,322	$ 38,214,213
Debt conversion price per share | $ / shares																																																						$ 0.704					$ 0.4725
Proceeds from convertible debt																																																						$ 948,000	533,389	1,369,000	2,890,080
Embedded derivative, fair value of embedded derivative liability																371,532																																						254,308		698,264	371,532
Debt discount related to note issuance																																																								180,000	543,744
Amortization of debt discount																																																						104,406	$ 217,928	389,673	853,459
Eagle Equities, LLC [Member] | December 21 Note [Member]
Accrued interest																7,773																																									7,773
Eagle Equities, LLC [Member] | December 21 Eagle Back End Note [Member]
Accrued interest																5,656																																									5,656
Eagle Equities, LLC [Member] | December 2017 Eagle Note [Member]
Convertible debt principal amount																																																								360,470
Additional paid in capital																																																								240,313
Initial Securities Purchase Agreement and Debenture [Member] | Delafield Investments Limited [Member]
Purchaser for investment amount																																																					$ 4,000,000
Debt instrument, interest rate, stated percentage																																																					5.00%
Convertible debt principal amount																																																					$ 4,350,000
Warrant term																																																					4 years
Warrants to purchase of common stock, shares | shares																																																					104,762
Warrants exercise price per share | $ / shares																																																					$ 1,500
Convertible debenture																															$ 340,181																																720,271
Derivative liability of convertible debenture																																																															252,303
Accrued interest																8,250																																									8,250
Debt conversion of converted amount																																																									380,090
Gain (loss) on extinguishment of debt, net																															$ 199,339
Additional Issuance Agreement [Member]
Long-term debt																																																				$ 150,000
Debt original issue discount, rate																																																				5.00%
Additional Issuance Debenture [Member]
Convertible debt principal amount																																																				$ 165,000
Convertible debenture																165,000																																									165,000						165,000
Derivative liability of convertible debenture																																																															54,727
Accrued interest																8,250																																									8,250						8,250
December 2016 Letter Agreement [Member]
Debt instrument, interest rate, stated percentage																																																																8.00%
Convertible debt principal amount																																																																$ 150,000
Warrant term																															2 years
Warrants to purchase of common stock, shares | shares																															208																																	960,000
Warrants exercise price per share | $ / shares																															$ 6,250
Convertible debenture																															$ 150,000																																150,000
Accrued interest																															$ 16,899																																6,937
December 12, 2016 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member]
Debt instrument, interest rate, stated percentage																																																		8.00%
Convertible debt principal amount																																																		$ 100,000
Debt maturity date																																																		Dec. 12, 2017
Debt instrument, term																																																		1 year
Common stock trading volume, percent																																																		60.00%
Common stock trading days | Integer																																																		10
Payment of notes receivable																																													$ 100,000
Legal fees																																													5,000
Proceed from note receivable net																																													$ 95,000
Debt premium amount																																																		$ 66,667
December 12, 2016 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member] | December 21 Note [Member]
Accrued interest																8,296																																									8,296
December 12, 2016 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member] | December 12 Eagle Back-End Note [Member]
Convertible debt principal amount																																																								100,000
Accrued interest																																																								13,144
December 21, 2016 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member]
Debt instrument, interest rate, stated percentage																																																	8.00%
Convertible debt principal amount																																																	$ 157,500
Debt maturity date																																																	Dec. 21, 2017
Common stock trading volume, percent																																																	60.00%
Payment of notes receivable																																												$ 157,500
Legal fees																																												7,500
Proceed from note receivable net																																												150,000
Debt premium amount																																												105,000
January 27, 2017 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member]
Debt instrument, interest rate, stated percentage																																																8.00%
Convertible debt principal amount																																										$ 190,000						$ 230,000
Debt maturity date																																																Sep. 27, 2017
Debt instrument, term																																																1 year
Common stock trading volume, percent																																																60.00%
Common stock trading days | Integer																																																10
Payment of notes receivable																																												$ 40,000
Legal fees																																										$ 11,250
Debt premium amount																																																$ 153,333
January 27, 2017 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member] | January 2017 Eagle Note [Member]
Accrued interest																14,988																																									14,988
January 27, 2017 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member] | January 2017 Eagle Back-End Note [Member]
Convertible debt principal amount																																																								230,000
Accrued interest																																																								33,356
March 1, 2017 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member]
Debt instrument, interest rate, stated percentage																																														8.00%
Convertible debt principal amount																																														$ 220,500
Debt maturity date																																														Mar. 01, 2018
Common stock trading volume, percent																																														60.00%
Common stock trading days | Integer																																														10
Payment of notes receivable																																									$ 220,500
Legal fees																																									10,500
Proceed from note receivable net																																									$ 210,000
Debt premium amount																																														$ 147,000
March 1, 2017 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member] | March 2017 Eagle Note [Member]
Accrued interest																20,061																																									20,061
March 1, 2017 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member] | March 2017 Eagle Back-End Note [Member]
Convertible debt principal amount																																																								220,500
Accrued interest																																																								19,526
August 9, 2017 Securities Purchase Agreement [Member] | August 2017 Eagle Back End Note [Member]
Convertible debt principal amount																																																								200,000
Accrued interest																																																								$ 30,568
August 9, 2017 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member]
Debt instrument, interest rate, stated percentage																																							8.00%
Convertible debt principal amount																																							$ 200,000
Debt maturity date																																							Aug. 08, 2018
Debt instrument, term																																							1 year
Common stock trading volume, percent																																							60.00%
Common stock trading days | Integer																																							10
Payment of notes receivable																																					$ 200,000
Legal fees																																					10,000
Proceed from note receivable net																																					$ 190,000
Debt premium amount																																							$ 133,333
Debt instrument, default, interest rate																																																								24.00%
August 9, 2017 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member] | August 2017 Eagle Note [Member]
Convertible debt principal amount																120,000																																								$ 80,000	120,000
Accrued interest																5,273																																								6,850	5,273
October 25, 2017 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member]
Debt instrument, interest rate, stated percentage																																			8.00%
Convertible debt principal amount																																			$ 200,000
Debt maturity date																																			Jun. 25, 2018
Debt instrument, term																																			1 year
Common stock trading volume, percent																																			60.00%
Common stock trading days | Integer																																			10
Payment of notes receivable																																		$ 200,000
Legal fees																																		10,000
Proceed from note receivable net																																		$ 190,000
Debt premium amount																																			$ 133,333
Common stock, par value | $ / shares																																			$ 0.001
October 25, 2017 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member] | October 2017 Eagle Note [Member]
Accrued interest																																																								14,653
December 29, 2017 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member]
Convertible debt principal amount																																																						96,465		171,965
Accrued interest																																																						12,826		20,065
Additional paid in capital																																																						50,333
December 29, 2017 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member] | December 2017 Eagle Note [Member]
Debt instrument, interest rate, stated percentage																																8.00%	8.00%
Convertible debt principal amount																																$ 532,435	$ 532,435																					75,500		360,470
Accrued interest																																																						9,959		43,535
Debt maturity date																																	Dec. 29, 2018
Common stock trading volume, percent																																	60.00%
Common stock trading days | Integer																																	10
Debt premium amount																																$ 354,956	$ 354,956
Debt instrument, default, interest rate																																	24.00%
Additional paid in capital																																																								240,313
December 29, 2017 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member] | December 2017 Eagle Note [Member]
Debt maturity date																																Dec. 29, 2018
Debt conversion of convertible debt amount																																$ 25,354
Payment of purchase price																																$ 507,081
June 14, 2018 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member]
Convertible debt principal amount																			$ 105,000																																					105,000
Accrued interest																																																								$ 6,674
June 14, 2018 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member] | June 2018 Eagle Note [Member]
Debt instrument, interest rate, stated percentage																			8.00%
Convertible debt principal amount																			$ 5,000
Debt original issue discount, rate																			10.00%
Debt maturity date																			Jun. 14, 2019
Common stock trading volume, percent																			60.00%
Debt premium amount																			$ 70,000
Debt instrument, default, interest rate																																																								24.00%
Percentage of outstanding shares of common stock																			4.99%
June 14, 2018 Securities Purchase Agreement [Member] | Depository Trust Company [Member] | June 2018 Eagle Note [Member]
Common stock trading volume, percent																			50.00%
July 13, 2018 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member]
Legal fees													$ 3,750	$ 71,250
July 13, 2018 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member] | July 2018 Eagle Note [Member]
Debt instrument, interest rate, stated percentage															8.00%
Convertible debt principal amount															$ 75,000																																							75,000		$ 75,000
Accrued interest															$ 7,299																																							$ 7,299
Debt maturity date															Jul. 13, 2019
Common stock trading volume, percent															60.00%
Common stock trading days | Integer															10
Debt premium amount															$ 50,000
Debt instrument, default, interest rate																																																						24.00%		24.00%
Percentage of outstanding shares of common stock															4.99%
August 29, 2018 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member] | August 2018 Eagle Note [Member]
Debt instrument, interest rate, stated percentage									8.00%	8.00%
Convertible debt principal amount									$ 105,000	$ 105,000																																												$ 105,000		$ 105,000
Accrued interest																																																						$ 9,159		$ 7,042
Debt original issue discount, rate										10.00%
Debt maturity date										Aug. 29, 2018
Common stock trading volume, percent										60.00%
Common stock trading days | Integer										10
Legal fees										$ 5,000
Proceed from note receivable net										100,000
Debt premium amount									$ 70,000	$ 70,000
Debt instrument, default, interest rate																																																						24.00%		24.00%
Percentage of outstanding shares of common stock										4.99%
August 29, 2018 Securities Purchase Agreement [Member] | Depository Trust Company [Member] | August 29, 2018 Eagle Note [Member]
Common stock trading volume, percent										50.00%
October 2, 2018 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member] | October 2018 Eagle Note [Member]
Debt instrument, interest rate, stated percentage						8.00%
Convertible debt principal amount						$ 210,000																																																$ 210,000		$ 210,000
Accrued interest																																																						$ 16,708		$ 12,473
Debt maturity date						Oct. 02, 2019
Common stock trading volume, percent						60.00%
Common stock trading days | Integer						10
Debt premium amount						$ 140,000
Debt instrument, default, interest rate																																																						24.00%		24.00%
Percentage of outstanding shares of common stock						4.99%
Debt instrument principal payment						$ 10,000
October 2, 2018 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | October 2018 GS Note [Member]
Debt instrument, interest rate, stated percentage						8.00%
Convertible debt principal amount						$ 212,000																																																								$ 106,000
Debt maturity date						Oct. 02, 2019
Common stock trading volume, percent						61.00%
Common stock trading days | Integer						10
Debt premium amount						$ 67,771
Debt instrument, default, interest rate																																																						24.00%		24.00%
Percentage of outstanding shares of common stock						4.99%
Proceeds from convertible debt						$ 100,700
October 2, 2018 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | October 2018 GS Back End Note [Member]
Convertible debt principal amount																																																						$ 35,820
Accrued interest																																																						2,434
Debt maturity date						Oct. 02, 2019
Debt premium amount																																																						22,901		$ 44,690
November 30, 2018 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member] | November 2018 Eagle Note [Member]
Debt instrument, interest rate, stated percentage			8.00%	8.00%
Convertible debt principal amount			$ 105,000	$ 105,000																																																		105,000		105,000
Accrued interest																																																						$ 6,996		$ 4,879
Debt original issue discount, rate				10.00%
Debt maturity date				Nov. 30, 2019
Common stock trading volume, percent				61.00%
Common stock trading days | Integer				10
Debt premium amount			$ 67,131	$ 67,131
Debt instrument, default, interest rate																																																						24.00%		24.00%
Percentage of outstanding shares of common stock				4.99%
Debt instrument principal payment				$ 5,000
November 30, 2018 Securities Purchase Agreement [Member] | Depository Trust Company [Member] | November 2018 Eagle Note [Member]
Common stock trading volume, percent			51.00%
December 24, 2018 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member] | December 2018 Eagle Note [Member]
Debt instrument, interest rate, stated percentage		8.00%
Convertible debt principal amount		$ 126,000																																																				$ 126,000		$ 126,000
Accrued interest																																																						$ 7,760		$ 5,220
Debt original issue discount, rate		10.00%
Debt maturity date		Dec. 24, 2019
Common stock trading volume, percent		61.00%
Common stock trading days | Integer		10
Debt premium amount		$ 80,557
Debt instrument, default, interest rate																																																						24.00%		24.00%
Percentage of outstanding shares of common stock		4.99%
Debt instrument principal payment		$ 6,000
December 24, 2018 Securities Purchase Agreement [Member] | Depository Trust Company [Member] | December 2018 Eagle Note [Member]
Common stock trading volume, percent		51.00%
August 9, 2017, December 29, 2017, June 14, 2018, July 13, 2018, August 29, 2018, October 2, 2018, November 30, 2018 and December 24, 2018 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member]
Convertible debt principal amount																1,867,935																																						$ 717,465		$ 792,965	1,867,935
Accrued interest																107,726																																						60,748		55,675	107,726
May 26, 2017 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | 8% Convertible Redeemable Junior Subordinated Promissory Note [Member]
Debt instrument, interest rate, stated percentage																																											8.00%
Convertible debt principal amount																																											$ 160,000
Accrued interest																7,499																																									7,499
Debt maturity date																																											May 26, 2018
Common stock trading volume, percent																																											62.00%
Debt premium amount																																											$ 98,065
July 24, 2017 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member]
Convertible debt principal amount																													$ 160,000
Debt maturity date																																								Mar. 24, 2018
Legal fees																													8,000
Proceed from note receivable net																													$ 152,000
July 24, 2017 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | July 2017 GS Note [Member]
Debt instrument, interest rate, stated percentage																																								8.00%
Convertible debt principal amount																																								$ 160,000
Accrued interest																8,169																																									8,169
July 24, 2017 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | July 2017 GS Back-End Note [Member]
Debt instrument, interest rate, stated percentage																																								8.00%
Convertible debt principal amount																																								$ 160,000																35,000
Accrued interest																																																								5,829
July 24, 2017 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | July 2017 GS Note and July 2017 GS Back-End Note [Member]
Debt maturity date												Jul. 24, 2018
Common stock trading volume, percent												62.00%
Common stock trading days | Integer												10
Debt premium amount												$ 98,065
July 24, 2017 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | July 2017 GS Back-End Note [Member]
Convertible debt principal amount																125,000																																									125,000
Accrued interest																3,420																																									3,420
September 21, 2017 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member]
Convertible debt principal amount																											$ 160,000
Debt maturity date																																				Mar. 24, 2018
Legal fees																											8,000
Proceed from note receivable net																											152,000
September 21, 2017 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | September 2017 GS Note [Member]
Debt instrument, interest rate, stated percentage																																				8.00%
Convertible debt principal amount																																				$ 160,000																				130,000
Accrued interest																1,289																																								9,695	1,289
Debt conversion of converted amount																30,000
September 21, 2017 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | September 2017 Back-End Note [Member]
Debt instrument, interest rate, stated percentage																																				8.00%
Convertible debt principal amount																																				$ 160,000
September 21, 2017 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | September 2017 GS Note and September 2017 GS Back-End Note [Member]
Debt maturity date																																				Sep. 12, 2018
Common stock trading volume, percent																																				62.00%
Common stock trading days | Integer																																				10
Debt premium amount																											$ 98,065
September 21, 2017 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | September 2017 GS Back-End Note [Member]
Convertible debt principal amount																																																								160,000
Accrued interest																																																								7,119
March 23, 2018 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member]
Convertible debt principal amount																				$ 106,000
Debt maturity date																								Nov. 23, 2018
Legal fees																				5,300
Proceed from note receivable net																				100,700
March 23, 2018 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | March 2018 GS Note [Member]
Debt instrument, interest rate, stated percentage																								8.00%
Convertible debt principal amount																								$ 106,000																																106,000
Accrued interest																																																								2,765
March 23, 2018 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | March 2018 GS Back-End Note [Member]
Debt instrument, interest rate, stated percentage																								8.00%
Convertible debt principal amount																								$ 106,000																																106,000
Accrued interest																																																								4,740
March 23, 2018 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | March 2018 GS Note and March 2018 GS Back-End Note [Member]
Debt maturity date																								Mar. 23, 2019
Common stock trading volume, percent																								62.00%
Common stock trading days | Integer																								10
Debt premium amount																				$ 64,968
April 13, 2018 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | April 2018 GS Note [Member]
Debt instrument, interest rate, stated percentage																							8.00%
Convertible debt principal amount							$ 150,000																$ 150,000																																	150,000
Accrued interest																																																								9,632
Legal fees							7,500
Proceed from note receivable net							$ 142,500
Debt premium amount																							$ 95,902
April 13, 2018 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | April 2018 GS Back-End Note [Member]
Debt instrument, interest rate, stated percentage																							8.00%
Convertible debt principal amount																							$ 150,000																																	150,000
Accrued interest																																																								1,606
Debt premium amount																							$ 95,902
April 13, 2018 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | April 2018 GS Note and April 2018 GS Back-End Note [Member]
Debt maturity date																							Apr. 13, 2019
Common stock trading volume, percent																							61.00%
Common stock trading days | Integer																							10
October 2, 2018 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member]
Convertible debt principal amount																687,000																																								35,820	687,000
Accrued interest																19,877																																								7,813	19,877
November 2016 Consulting Agreement [Member]
Debt instrument, interest rate, stated percentage																																																			10.00%
Convertible debt principal amount																																																			$ 250,000
Debt instrument, term																																																			2 years
November 2016 Consulting Agreement [Member] | First Convertible Note [Member]
Convertible debt principal amount																19,639																																			$ 250,000						19,639						27,500
Convertible debenture																																																			$ 1,250
Accrued interest																																																															1,664
Common stock trading volume, percent																																																			65.00%
Common stock trading days | Integer																																																			10
Debt conversion price per share | $ / shares																																																			$ 2.50
Embedded derivative, fair value of embedded derivative liability																																																			$ 255,757
November 2016 Consulting Agreement [Member] | Second Convertible Note [Member]
Convertible debt principal amount																																															$ 250,000
Convertible debenture																																															$ 1,250
Accrued interest																31,021																																									31,021
Common stock trading volume, percent																																															65.00%
Common stock trading days | Integer																																															10
Debt conversion price per share | $ / shares																																															$ 2.50
Embedded derivative, fair value of embedded derivative liability																																															$ 409,416
August 10, 2017 Consulting Agreement [Member]
Debt instrument, interest rate, stated percentage																																						10.00%
Convertible debt principal amount																																						$ 310,000																9,000		9,000
Accrued interest																																																						26,144		25,917
Debt conversion of converted amount																																						$ 750
Debt maturity date																																						Aug. 10, 2019
Common stock trading volume, percent																																						65.00%
Common stock trading days | Integer																																						10
Debt instrument, default, interest rate																																						18.00%
Accrued expenses																155,000																																								155,000	155,000						$ 155,000
Embedded derivative, fair value of embedded derivative liability																																						$ 578,212
August 10, 2017 Consulting Agreement [Member] | Consultant [Member]
Convertible debt principal amount																140,000																																								161,000	140,000
Accrued interest																$ 10,764																																								19,418	$ 10,764
Debt conversion of converted amount																																																								161,000
January 22, 2018 Securities Purchase Agreement [Member] | Power Up Lending Group Ltd. [Member] | January 2018 Power Up Note [Member]
Debt instrument, interest rate, stated percentage																														8.00%
Convertible debt principal amount																														$ 153,000																										153,000
Derivative liability of convertible debenture																														$ 180,251
Accrued interest																																																								6,185
Debt maturity date																														Jan. 22, 2019
Common stock trading volume, percent																														65.00%
Common stock trading days | Integer																														10
Legal fees																												$ 2,500
Proceed from note receivable net																												153,000
Percentage of outstanding shares of common stock																														4.99%
Debt conversion price per share | $ / shares																														$ 50.00
Diligence fees																												500
Net cash proceeds from convertible promissory note																												$ 150,000
Debt instrument market price per share | $ / shares																														$ 0.10
Debt conversion price, description																														If the Market Price is greater than or equal to $50.00, the conversion price shall be the greater of 65% of the Market Price ("Variable Conversion Price") and $32.50. In the event Market Price is less than $50.00, the conversion price shall be the Variable Conversion Price.
January 22, 2018 Securities Purchase Agreement [Member] | Power Up Lending Group Ltd. [Member] | January 2018 Power Up Note [Member] | July 21, 2018 [Member]
Common stock trading volume, percent																														150.00%
March 5, 2018 Securities Purchase Agreement [Member] | Power Up Lending Group Ltd. [Member] | March 2018 Power Up Note [Member]
Debt instrument, interest rate, stated percentage																										8.00%
Convertible debt principal amount																										$ 53,000
Derivative liability of convertible debenture																										$ 65,231
Debt maturity date																										Mar. 05, 2019
Common stock trading volume, percent																										65.00%
Common stock trading days | Integer																										10
Legal fees																									$ 2,500
Proceed from note receivable net																									53,000
Percentage of outstanding shares of common stock																										4.99%
Debt conversion price per share | $ / shares																										$ 32.50
Diligence fees																									500
Net cash proceeds from convertible promissory note																									$ 50,000
Debt instrument market price per share | $ / shares																										$ 50.00
March 5, 2018 Securities Purchase Agreement [Member] | Power Up Lending Group Ltd. [Member] | March 2018 Power Up Note [Member] | September 1, 2018 [Member]
Common stock trading volume, percent																										150.00%
March 5, 2018 Securities Purchase Agreement [Member] | Power Up Lending Group Ltd. [Member] | March 5 2018 Power Up Note [Member]
Convertible debt principal amount											$ 53,000
Accrued interest											$ 2,033
Debt maturity date											Mar. 05, 2018
Debt penalty amount											$ 20,362
May 15, 2018 Securities Purchase Agreement [Member] | Power Up Lending Group Ltd. [Member] | May 2018 Power Up Note [Member]
Debt instrument, interest rate, stated percentage																						8.00%
Convertible debt principal amount					$ 53,000																	$ 53,000
Derivative liability of convertible debenture																						$ 33,744
Accrued interest					1,696
Debt maturity date																						May 05, 2019
Common stock trading volume, percent																						65.00%
Common stock trading days | Integer																						10
Legal fees																					$ 2,500
Proceed from note receivable net																					53,000
Percentage of outstanding shares of common stock																						4.99%
Debt conversion price per share | $ / shares																						$ 32.50
Diligence fees																					500
Net cash proceeds from convertible promissory note																					$ 50,000
Debt instrument market price per share | $ / shares																						$ 50.00
Debt penalty amount					$ 20,715
May 15, 2018 Securities Purchase Agreement [Member] | Power Up Lending Group Ltd. [Member] | May 2018 Power Up Note [Member] | November 11, 2018 [Member]
Common stock trading volume, percent																						150.00%
August 28, 2018 Securities Purchase Agreement [Member]
Debt Instrument, description											In the event that the Company fails to deliver to Power Up shares of common stock issuable upon conversion of principal or interest under the August 2018 Power Up Note within three business days of a notice of conversion by Power Up, the Company shall incur a penalty of $500, provided, however, that such fee shall not be due if the failure to deliver the shares is a result of a third party such as the transfer agent.
August 28, 2018 Securities Purchase Agreement [Member] | May 2018 Power Up Note [Member]
Debt instrument, interest rate, stated percentage											8.00%
Convertible debt principal amount											$ 53,000
Debt maturity date									Aug. 28, 2019
Legal fees									$ 2,500
Proceed from note receivable net									53,000
Debt instrument, default, interest rate											22.00%
Diligence fees									500
Net cash proceeds from convertible promissory note									$ 50,000
August 28, 2018 Securities Purchase Agreement [Member] | August 2018 Power Up Note [Member]
Convertible debt principal amount																																																													$ 53,000
Accrued interest																																																													$ 395
Penalty prepayment																																																								22,047
August 28, 2018 Securities Purchase Agreement [Member] | Power Up Lending Group Ltd. [Member] | February 24, 2019 [Member]
Common stock trading volume, percent											65.00%
Common stock trading days | Integer											10
Percentage of outstanding shares of common stock											4.99%
Debt conversion price per share | $ / shares											$ 32.50
Embedded derivative, fair value of embedded derivative liability											$ 396,380
Debt instrument market price per share | $ / shares											$ 50.00
Financing Agreement [Member] | JSJ Investments, Inc. [Member] | June 2018 JSJ Note [Member]
Debt instrument, interest rate, stated percentage																		8.00%
Convertible debt principal amount		$ 113,000																$ 113,000
Accrued interest		4,508
Debt maturity date																		Jun. 26, 2019
Legal fees																		$ 3,000
Debt premium amount																		60,846
Net cash proceeds from convertible promissory note																		$ 110,000
Debt penalty amount		$ 51,380
Debt Instrument, description																		The June 2018 JSJ Note may be prepaid until December 23, 2018. If the June 2018 JSJ Note is prepaid within 90 days of the issuance date, then the prepayment premium shall be 135% of the face amount plus any accrued interest; if the JSJ Note is prepaid after 90 days from the issuance date, but prior to 121 days from the issuance date, then the prepayment premium shall be 140% of the face amount plus any accrued interest; and if the June 2018 JSJ Note is prepaid after 120 days from the issuance date, but prior to 180 days from the issuance date, then the prepayment premium shall be 145% of the face amount plus any accrued interest.
Financing Agreement [Member] | JSJ Investments, Inc. [Member] | June 2018 JSJ Note [Member] | December 23, 2018 [Member]
Common stock trading days | Integer																		10
Coventry Enterprises LLC Financing Agreement [Member] | July 2018 Coventry Note [Member]
Convertible debt principal amount																																																								100,000
Accrued interest																																																								7,479
Coventry Enterprises LLC Financing Agreement [Member] | July 2018 Coventry Back-End Note [Member]
Convertible debt principal amount																																																								100,000
Accrued interest																																																								$ 8,137
Debt instrument, default, interest rate																																																								24.00%
Coventry Enterprises LLC Financing Agreement [Member] | July 2018 Coventry Enterprises Note [Member]
Payment of notes receivable								$ 100,000
Legal fees								5,000
Proceed from note receivable net								$ 95,000
Issuance on offsetting collateralized secured note																	$ 100,000
Coventry Enterprises LLC Financing Agreement [Member] | July 2018 Coventry Note and July 2018 Coventry Back-End Note [Member]
Debt maturity date																																																								Jun. 29, 2019
Common stock trading volume, percent																																																								61.00%
Debt Instrument, description																																																								Coventry Enterprises shall be restricted from effecting a conversion if such conversion, along with other shares of the Company's common stock beneficially owned by Coventry Enterprises and its affiliates, exceeds 9.9% of the outstanding shares of the Company's common stock.
Amortization of debt discount																																																								$ 63,934
Coventry Enterprises LLC Financing Agreement [Member] | Coventry Enterprises, LLC [Member]
Debt instrument, interest rate, stated percentage																	8.00%
Convertible debt principal amount																	$ 200,000
Coventry Enterprises LLC Financing Agreement [Member] | Coventry Enterprises, LLC [Member] | July 2018 Coventry Note [Member]
Convertible debt principal amount																	100,000
Proceeds from convertible debt																	95,000
Coventry Enterprises LLC Financing Agreement [Member] | Coventry Enterprises, LLC [Member] | July 2018 Coventry Back-End Note [Member]
Convertible debt principal amount																	$ 100,000
Debt maturity date																	Feb. 28, 2019
Redstart Holdings Corp Financing Agreement [Member] | Redstart Holdings Note [Member] | November 19, 2019 [Member]
Common stock trading volume, percent	65.00%
Debt conversion price per share | $ / shares	$ 32.50
Embedded derivative, fair value of embedded derivative liability	$ 166,564
Debt instrument market price per share | $ / shares	$ 50.00
Debt Instrument, description	The Company had the right to prepay the May 2019 Redstart Holdings Note until November 19, 2019. If the May 2019 Redstart Holdings Note was prepaid within 90 days of the issuance date, then the prepayment premium shall be 115% of the face amount plus any accrued interest; if the May 2019 Redstart Holdings Note was prepaid after 91 days from the issuance date, but prior to 121 days from the issuance date, then the prepayment premium shall be 120% of the face amount plus any accrued interest; and if the May 2019 Redstart Holdings Note was prepaid after 121 days from the issuance date, but prior to 150 days from the issuance date, then the prepayment premium shall be 125% of the face amount plus any accrued interest; and if the May 2019 Redstart Holdings Note was prepaid after 151 days from the issuance date, but prior to 180 days from the issuance date, then the prepayment premium shall be 129% of the face amount plus any accrued interest.
Redstart Holdings Corp Financing Agreement [Member] | Redstart Holdings Corp [Member]
Debt instrument, interest rate, stated percentage	8.00%
Convertible debt principal amount	$ 133,000																																																							133,000
Accrued interest																																																						$ 3,818		$ 1,137
Redstart Holdings Corp Financing Agreement [Member] | Redstart Holdings Corp [Member] | Redstart Holdings Note [Member]
Debt instrument, interest rate, stated percentage	8.00%
Debt maturity date	May 23, 2020
Legal fees	$ 3,000
Proceed from note receivable net	$ 130,000
Percentage of outstanding shares of common stock	4.99%
Proceeds from convertible debt	$ 130,000